Note 7 Collateral pledges received (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collateral received [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	€ 40,905	€ 30,723	€ 38,496
Fair value of collateral received or own debt securities issued available for encumbrance	17,029	8,652	9,208
Fair value of collateral received or own debt securities issued nor available for encumbrance	1,719	1,071	48
equity instruments [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	289	239	65
Fair value of collateral received or own debt securities issued available for encumbrance	265	204	70
Fair value of collateral received or own debt securities issued nor available for encumbrance	0	0	0
Debt securities [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	40,616	30,484	38,431
Fair value of collateral received or own debt securities issued available for encumbrance	16,764	8,448	9,130
Fair value of collateral received or own debt securities issued nor available for encumbrance	1,719	1,071	38
Loans and advances and other assets [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	0	0	0
Fair value of collateral received or own debt securities issued available for encumbrance	0	0	8
Fair value of collateral received or own debt securities issued nor available for encumbrance	0	0	10
Own debt securities issued other than own covered bonds [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	0	3	0
Fair value of collateral received or own debt securities issued available for encumbrance	50	94	82
Fair value of collateral received or own debt securities issued nor available for encumbrance	€ 0	€ 0	€ 0